Share-based payment - Weighted average assumptions (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares	Dec. 31, 2018 USD ($) yr $ / shares
Weighted average assumptions [Abstract]
Expected volatility	41.25%	35.68%	44.18%
Expected terms (in years) | yr	6.11	5.81	6.08
Risk-free interest rate	0.53%	1.85%	2.79%
Expected dividend yield	$ 0	$ 0	$ 0
Grant date fair value	$ 1.72	$ 2.23	$ 0.96
Share price at grant date | $ / shares	$ 4.30	$ 2.57	$ 2.05